RELATED PARTIES TRANSACTIONS (Details Narrative)										3 Months Ended	12 Months Ended
	Apr. 04, 2024 USD ($) shares	Mar. 27, 2024 shares	Jan. 19, 2024 shares	Dec. 21, 2023 USD ($)	Aug. 14, 2023 Integer shares	Feb. 08, 2022 USD ($) shares	Jan. 27, 2022 USD ($)	Aug. 12, 2021 USD ($) $ / shares shares	Jun. 27, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2024 ₪ / shares	Jul. 25, 2023 USD ($)	Jul. 20, 2023 shares	Apr. 18, 2023 USD ($)
Related Party Transaction [Line Items]
Shares issued										33,754
Ordinary shares, outstanding											5,912,223	5,912,223
Ordinary shares, issued											5,912,223	5,912,223
Sale of stock, price per share | ₪ / shares													₪ 0.00286
Deposit into trust account | $											$ 25,832,083
Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Shares issued						4,500
Number of directors | Integer					3
Ordinary shares, outstanding											2,377,318				2,377,318
Ordinary shares, issued											2,377,318				2,377,318
Outstanding amount | $											$ 0	$ 0
Promissory note | $														$ 1,000,000		$ 250,000
Deposit into trust account | $											25,832,083			180,000
Promissory note | $				$ 600,000
Maximum loans convertible into warrants | $											$ 1,500,000
Converion price per unit | $ / shares											$ 10.00
Related party loan outstanding | $											$ 2,030,000	0
Expenses per month | $							$ 10,000
Incurred amount | $											$ 120,000	$ 110,000
Keyarch Acquisition Corporation [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Ordinary shares, outstanding			2,039,872
Redemptions public shares	2,000,000	2,010,480	337,446
Principal amount | $	$ 1,180,000
Loans | $	2,030,000
Founder shares [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | $						$ 375,000
Sponsor [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Shares issued						40,500
Promissory note | $														$ 180,000
Sponsor [Member] | Keyarch Acquisition Corporation [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Principal amount | $	2,030,000
Payments to sponsor | $	$ 10,000
Common Class B [Member]
Related Party Transaction [Line Items]
Consideration received amount | $									$ 25,000
Common Class B [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Ordinary shares, outstanding					1						1	2,875,000
Ordinary shares, issued					1						1	2,875,000
Common Class B [Member] | Founder shares [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Consideration received amount | $									$ 25,000
Shares issued									2,875,000
Price per share | $ / shares									$ 0.0001
Shares subject to forfeiture									375,000
Common Class B [Member] | Sponsor [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Ordinary shares, outstanding					1
Ordinary shares, issued					1
Common Class A [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Price per share | $ / shares											$ 9.20
Shares issued					2,874,999
Ordinary shares, outstanding					5,997,317						3,619,999	745,000
Ordinary shares, issued					5,997,317						3,619,999	745,000
Ordinary shares hold percentage					56.10%
Common Class A [Member] | Early Bird Capital Inc [Member] | Keyarch Acquisition Corporation [Member]
Related Party Transaction [Line Items]
Shares issued								200,000
Shares issued								200,000
Sale of stock, price per share | $ / shares								$ 0.0001
Estimated fair value | $								$ 1,800